Financial instruments (Tables)	12 Months Ended
Nov. 30, 2022
Financial instruments
Schedule Of Fair Value Measurements, Nonrecurring
	November 30, 2022		November 30, 2021
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	$	$	$	$
Financial Liabilities
Convertible debentures(i)	1,800,000	1,753,406	1,751,483	1,783,882
Promissory notes payable(i)	360,514	360,514	165,878	165,878

Schedule Of Past Due Financing Receivables
	November 30,	November 30,
	2022	2021
	$	$
Accounts receivable	602	-
Less allowance for doubtful accounts	-	-
Total trade and other receivables, net	602	-

Not past due	602	-
Past due for more than 31 days
but no more than 120 days	-	-
Past due for more than 120 days	-	-
Total trade and other receivables, gross	602	-

Contractual Obligation, Fiscal Year Maturity Schedule
	Less than	3 to 6	6 to 9	9 months	Greater than
	3 months	months	months	to 1 year	1 year	Total
	$	$	$	$	$	$
Accounts payable	3,764,692	-	-	-	-	3,764,692
Accrued liabilities	2,821,506	-	-	-	-	2,821,506
Employee costs payable	3,067,578	-	-	-	-	3,067,578
Operating lease liabiity	45,891	45,891	45,891	45,891	-	183,564
Convertible debentures (Note 8)	1,800,000	-	-	-	-	1,800,000
Promissory notes payable (Note 8)	360,514	-	-	-	-	360,514
Total contractual obligations	11,860,181	45,891	45,891	45,891	-	11,997,854